Leases - Summary of Components of Lease cost (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Lease, Cost [Abstract]
Operating lease cost	$ 36,700
Financing lease cost:
Amortization of right-of-use assets	1,190
Interest on lease liabilities	435
Total net lease cost	$ 38,325